Impairment of Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Impairment of Mineral Stream Interests

	Years Ended December 31

(in thousands)	2020	2019

Cobalt Interests

Voisey’s Bay	$ -	$165,912

Total impairment charges	$ -	$165,912